Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
March 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage			Agency Commercial Mortgage-Backed
Obligations - 0.51%			Securities (continued)
Fannie Mae Grantor Trust			NCUA Guaranteed Notes Trust
Series 2001-T5 A2 6.979% 6/19/41 •	9,406	$11,094	Series 2011-C1 2A 1.546%
FDIC Guaranteed Notes Trust			(LIBOR01M + 0.53%, Cap 8.00%,
Series 2010-S2 1A 144A 1.489%			Floor 0.53%) 3/9/21 •	1,138,060	$ 1,130,761
(LIBOR01M + 0.5%, Cap 10.00%,			Total Agency Commercial
Floor 0.45%) 11/29/37 #•	115,603	115,584	Mortgage-Backed Securities
Freddie Mac REMICs			(cost $3,811,923)		3,733,509
Series 3067 FA 1.055% (LIBOR01M +
0.35%, Cap 7.00%, Floor 0.35%)			Agency Mortgage-Backed
11/15/35 •	542,494	534,820	Securities - 13.72%
Series 3800 AF 1.205% (LIBOR01M +			Fannie Mae ARM
0.5%, Cap 7.00%, Floor 0.50%)			3.858%(LIBOR12M + 1.608%, Cap
2/15/41 •	1,096,757	1,091,075	9.752%, Floor 1.608%) 9/1/38 •	115,575	116,680
Freddie Mac Structured Agency Credit			Fannie Mae S. F. 30 yr
Risk Debt Notes			4.00% 10/1/48	5,359,067	5,829,748
Series 2015-DNA3 M2 3.797%			4.50% 7/1/40	443,510	489,345
			4.50% 8/1/41	1,077,519	1,194,223
(LIBOR01M + 2.85%) 4/25/28 •	183,008	179,068
			4.50% 2/1/46	13,073,834	14,320,096
Series 2016-DNA4 M2 2.247%
			4.50% 5/1/46	1,353,562	1,481,982
(LIBOR01M + 1.3%, Floor 1.3%)			4.50% 11/1/47	10,703,527	11,725,837
3/25/29 •	132,562	130,691	4.50% 4/1/48	5,106,106	5,590,725
Series 2017-DNA3 M2 3.447%			5.00% 6/1/44	1,009,134	1,132,077
(LIBOR01M + 2.5%) 3/25/30 •	450,000	387,379	5.00% 7/1/47	3,538,266	3,924,593
Series 2017-HQA2 M2AS 1.997%			5.00% 8/1/48	26,231,703	28,793,785
(LIBOR01M + 1.05%) 12/25/29 •	1,000,000	903,637	5.00% 12/1/48	22,890,659	24,953,808
Freddie Mac Structured Pass Through			5.50% 5/1/44	48,028,922	54,363,777
Certificates			6.00% 6/1/41	2,088,665	2,404,021
Series T-54 2A 6.50% 2/25/43 ⯁	616	750	6.00% 7/1/41	5,173,234	5,952,509
Series T-58 2A 6.50% 9/25/43 ⯁	12,314	14,247	6.00% 7/1/41	4,526,341	5,209,420
Silverstone Master Issuer			6.00% 1/1/42	1,812,926	2,085,303
Series 2018-1A 1A 144A 2.209%			Freddie Mac ARM
(LIBOR03M + 0.39%) 1/21/70 #•	3,410,000	3,343,525	4.555% (LIBOR12M + 1.93%, Cap
Total Agency Collateralized Mortgage			10.015%, Floor 1.93%) 8/1/38 •	1,572	1,585
Obligations (cost $6,948,392)		6,711,870	4.65% (LIBOR12M + 1.775%, Cap
			11.228%, Floor 1.775%) 10/1/37 •	33,177	33,518
Agency Commercial Mortgage-Backed			Freddie Mac S. F. 30 yr
Securities - 0.28%			4.50% 3/1/42	693,312	759,195
FREMF Mortgage Trust			4.50% 7/1/45	1,452,934	1,591,816
Series 2011-K15 B 144A			5.00% 12/1/44	2,617,115	2,901,183
4.961% 8/25/44 #•	125,000	124,696	5.50% 6/1/41	1,883,689	2,135,495
Series 2012-K22 B 144A			5.50% 9/1/41	3,246,231	3,680,664
3.687% 8/25/45 #•	1,115,000	1,104,240	GNMA II S. F. 30 yr
Series 2014-K717 B 144A			5.00% 9/20/46	459,191	507,493
3.63% 11/25/47 #•	635,000	630,596	5.50% 5/20/37	140,828	159,437
Series 2014-K717 C 144A			6.50% 6/20/39	491,560	574,684
3.63% 11/25/47 #•	215,000	213,973	Total Agency Mortgage-Backed
Series 2016-K722 B 144A			Securities (cost $177,468,258)		181,912,999
3.843% 7/25/49 #•	535,000	529,243
			Corporate Bonds - 29.89%
			Banking - 12.76%
			Banco Santander 3.50% 4/11/22	4,800,000	4,751,476

NQ-VIP-862 [3/20] 5/20 (1179344) Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Banking (continued)
Bank of America			US Bank
3.458% 3/15/25 µ	3,825,000	$3,950,785	2.05% 10/23/20	14,455,000	$ 14,444,464
5.625% 7/1/20	7,475,000	7,522,293	3.40% 7/24/23	1,340,000	1,412,108
BBVA USA 2.875% 6/29/22	7,470,000	7,290,932	USB Capital IX 3.50% (LIBOR03M +
Citigroup 4.044% 6/1/24 µ	8,670,000	9,170,562	1.02%) y•	1,030,000	769,147
Citizens Bank 2.424% (LIBOR03M +					169,213,068
0.72%) 2/14/22 •	7,515,000	7,081,218	Basic Industry - 0.77%
Citizens Financial Group 2.85% 7/27/26 .	4,550,000	4,448,003	Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,387,835
Commonwealth Bank of Australia			Steel Dynamics 2.80% 12/15/24	6,000,000	5,601,173
2.40% 11/2/20	8,600,000	8,594,638	Syngenta Finance
Credit Suisse Group			144A 3.933% 4/23/21 #	1,445,000	1,362,073
144A 2.593% 9/11/25 #µ	4,680,000	4,454,285	144A 4.441% 4/24/23 #	845,000	796,967
144A 4.207% 6/12/24 #µ	2,935,000	2,889,182			10,148,048
144A 7.25%#µy	2,425,000	2,202,373
Credit Suisse Group Funding Guernsey			Capital Goods - 1.26%
			Carrier Global 144A 2.242% 2/15/25 #	1,080,000	1,058,322
3.80% 6/9/23	1,640,000	1,679,564	Otis Worldwide 144A 2.056% 4/5/25 #	2,570,000	2,521,140
Goldman Sachs Group			Roper Technologies 2.35% 9/15/24	6,670,000	6,496,955
3.50% 4/1/25	950,000	965,071	Waste Management 2.95% 6/15/24	6,535,000	6,657,660
6.00% 6/15/20	7,860,000	7,907,610
JPMorgan Chase & Co.					16,734,077
4.023% 12/5/24 µ	13,570,000	14,399,306	Communications - 2.51%
4.60%µy	2,040,000	1,787,958	American Tower Trust #1 144A
5.00%µy	2,535,000	2,378,324	3.07% 3/15/23 #	1,575,000	1,571,407
Lloyds Banking Group			AT&T 1.964% (LIBOR03M + 1.18%)
2.907% 11/7/23 µ	5,980,000	5,980,545	6/12/24 •	7,300,000	6,783,927
Morgan Stanley			Charter Communications Operating
2.75% 5/19/22	3,335,000	3,373,119	4.908% 7/23/25	4,810,000	5,191,037
2.954% (LIBOR03M + 1.22%)			Crown Castle International
5/8/24 •	6,010,000	5,765,819	5.25% 1/15/23	2,095,000	2,224,764
3.622% 4/1/31 µ	1,605,000	1,673,890	Fox 144A 4.03% 1/25/24 #	4,025,000	4,189,744
PNC Bank			GTP Acquisition Partners I 144A
1.206% (LIBOR03M + 0.31%)			2.35% 6/15/20 #	1,080,000	1,092,514
6/10/21 •	10,125,000	9,955,857	Sprint Spectrum 144A
2.70% 11/1/22	505,000	512,048	4.738% 3/20/25 #	1,745,000	1,795,160
Regions Financial			Time Warner Entertainment
2.75% 8/14/22	1,090,000	1,079,163	8.375% 3/15/23	8,635,000	9,491,606
3.80% 8/14/23	1,975,000	2,003,182	Verizon Communications
Royal Bank of Scotland Group			3.15% 3/22/30	815,000	878,276
8.625%µy	2,095,000	2,053,781			33,218,435
Santander UK			Consumer Cyclical - 1.06%
2.125% 11/3/20	3,250,000	3,231,663	Ford Motor Credit 3.087% 1/9/23	6,085,000	5,506,925
144A 5.00% 11/7/23 #	1,314,000	1,326,076	General Motors Financial
Truist Bank			3.45% 4/10/22	2,145,000	1,982,634
2.15% 12/6/24	4,955,000	4,918,007	4.15% 6/19/23	1,290,000	1,174,836
2.636% 9/17/29 µ	9,026,000	8,657,198	5.10% 1/17/24	4,880,000	4,502,505
UBS Group			Mastercard 3.30% 3/26/27	870,000	946,840
144A 2.65% 2/1/22 #	1,795,000	1,793,746
144A 3.00% 4/15/21 #	5,915,000	5,928,218			14,113,740
6.875%µy	390,000	382,200	Consumer Non-Cyclical - 2.54%
US Bancorp 3.375% 2/5/24	2,330,000	2,479,257	AbbVie 144A 2.60% 11/21/24 #	7,125,000
			Amgen 2.20% 2/21/27	3,620,000	3,618,596

NQ-VIP-862 [3/20] 5/20 (1179344) Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Insurance - 0.43%
Anheuser-Busch InBev Worldwide			Equitable Holdings 3.90% 4/20/23	5,760,000	$5,746,748
3.65% 2/1/26	6,240,000	$ 6,568,464			5,746,748
Bristol-Myers Squibb 144A			Natural Gas - 0.12%
2.90% 7/26/24 #	5,320,000	5,649,325	NiSource 5.65%µy	1,850,000	1,647,407
Cigna					1,647,407
2.721% (LIBOR03M + 0.89%)			Technology - 1.27%
7/15/23 •	6,130,000	5,703,307	Global Payments 2.65% 2/15/25	2,055,000	2,041,112
3.75% 7/15/23	1,084,000	1,117,762	International Business Machines
Molson Coors Beverage 2.10% 7/15/21 .	3,845,000	3,760,340	3.00% 5/15/24	3,825,000	4,007,325
		33,670,901	Microchip Technology
Electric - 3.86%			3.922% 6/1/21	1,240,000	1,209,091
AEP Texas 2.40% 10/1/22	5,720,000	5,765,348	4.333% 6/1/23	2,250,000	2,245,906
CenterPoint Energy 3.85% 2/1/24	5,050,000	5,132,566	NXP 144A 4.875% 3/1/24 #	6,825,000	7,299,682
Cleveland Electric Illuminating					16,803,116
5.50% 8/15/24	4,805,000	5,605,774	Total Corporate Bonds
Duke Energy
1.80% 9/1/21	3,140,000	3,121,011	(cost $415,169,874)		396,293,097
4.875%µy	3,805,000	3,198,844	Non-Agency Asset-Backed
Entergy 4.00% 7/15/22	4,727,000	4,855,973	Securities - 20.75%
Entergy Louisiana 4.05% 9/1/23	480,000	491,295	American Express Credit Account Master
IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,764,635	Trust
NextEra Energy Capital Holdings			Series 2017-2 A 1.155% (LIBOR01M +
3.15% 4/1/24	6,070,000	6,223,260	0.45%) 9/16/24 •	10,260,000	10,157,818
NRG Energy 144A 3.75% 6/15/24 #	3,960,000	3,931,202	Series 2017-5 A 1.085% (LIBOR01M +
NV Energy 6.25% 11/15/20	2,350,000	2,418,112
			0.38%) 2/18/25 •	2,425,000	2,337,647
Vistra Operations 144A 3.55% 7/15/24 # .	5,945,000	5,606,432
			Series 2018-5 A 1.045% (LIBOR01M +
		51,114,452
			0.34%) 12/15/25 •	13,040,000	12,398,209
Energy - 2.36%			Series 2018-6 A 3.06% 2/15/24	7,155,000	7,287,067
Cheniere Corpus Christi Holdings			Series 2019-2 A 2.67% 11/15/24	8,000,000	8,221,482
7.00% 6/30/24	4,455,000	3,920,437	ARI Fleet Lease Trust
Continental Resources 3.80% 6/1/24	2,915,000	1,475,757	Series 2018-B A2 144A
Energy Transfer Operating			3.22% 8/16/27 #	5,628,865	5,626,580
5.25% 4/15/29	3,645,000	3,092,904	BA Credit Card Trust
Marathon Oil 2.80% 11/1/22	3,980,000	3,050,252	Series 2018-A3 A3 3.10% 12/15/23	1,760,000	1,794,065
MPLX 4.875% 12/1/24	6,200,000	5,437,685	Barclays Dryrock Issuance Trust
ONEOK 7.50% 9/1/23	4,745,000	4,730,875	Series 2017-1 A 1.035% (LIBOR01M +
Sabine Pass Liquefaction
			0.33%) 3/15/23 •	6,410,000	6,398,648
5.75% 5/15/24	4,250,000	3,995,946	BMW Floorplan Master Owner Trust
Schlumberger Holdings 144A
			Series 2018-1 A2 144A 1.025%
3.75% 5/1/24 #	5,865,000	5,561,024
			(LIBOR01M + 0.32%) 5/15/23 #•	2,200,000	2,146,264
		31,264,880	Chase Issuance Trust
Finance Companies - 0.95%			Series 2015-A4 A4 1.84% 4/15/22	7,895,000	7,888,681
Aviation Capital Group 144A			Series 2016-A3 A3 1.255%
2.875% 1/20/22 #	5,430,000	4,911,404	(LIBOR01M + 0.55%) 6/15/23 •	12,935,000	12,821,415
Avolon Holdings Funding 144A			Series 2017-A2 A 1.105% (LIBOR01M
3.95% 7/1/24 #	1,690,000	1,417,069	+ 0.40%) 3/15/24 •	4,555,000	4,504,951
International Lease Finance			Series 2018-A1 A1 0.905%
8.625% 1/15/22	6,480,000	6,289,752	(LIBOR01M + 0.20%) 4/17/23 •	5,240,000	5,196,509
		12,618,225

NQ-VIP-862 [3/20] 5/20 (1179344) Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Asset-Backed
Securities (continued)			Securities (continued)
Chesapeake Funding II			Hyundai Auto Lease Securitization Trust
Series 2017-2A A2 144A 1.155%			Series 2018-A A3 144A
(LIBOR01M + 0.45%, Floor 0.45%)			2.81% 4/15/21 #	671,520	$671,314
5/15/29 #•	908,070	$899,864	Hyundai Auto Receivables Trust
Series 2017-4A A2 144A 1.045%			Series 2019-B A2 1.93% 7/15/22	3,000,000	2,992,647
(LIBOR01M + 0.34%) 11/15/29 #•	1,986,526	1,961,367	Invitation Homes Trust
Citibank Credit Card Issuance Trust			Series 2018-SFR1 A 144A 1.50%
Series 2016-A3 A3 1.495%			(LIBOR01M + 0.70%) 3/17/37 #•	3,134,663	2,861,024
(LIBOR01M + 0.49%) 12/7/23 •	15,395,000	15,336,028	John Deere Owner Trust
Series 2017-A7 A7 1.375%			Series 2019-B A2 2.28% 5/16/22	3,677,445	3,682,599
(LIBOR01M + 0.37%) 8/8/24 •	19,325,000	19,050,589	Mercedes-Benz Auto Lease Trust
Series 2018-A1 A1 2.49% 1/20/23	1,485,000	1,495,841	Series 2018-B A2 3.04% 12/15/20	165,994	166,022
Series 2018-A2 A2 1.103%			Series 2019-B A2 2.01% 12/15/21	1,000,000	998,998
(LIBOR01M + 0.33%) 1/20/25 •	3,300,000	3,219,477	Mercedes-Benz Master Owner Trust
Series 2018-A4 A4 1.345%			Series 2017-BA A 144A 1.125%
(LIBOR01M + 0.34%) 6/7/25 •	1,990,000	1,889,706	(LIBOR01M + 0.42%) 5/16/22 #•	7,080,000	7,079,145
CNH Equipment Trust			Series 2018-BA A 144A 1.045%
Series 2019-A A2 2.96% 5/16/22	2,863,861	2,858,694	(LIBOR01M + 0.34%) 5/15/23 #•	2,400,000	2,393,535
Discover Card Execution Note Trust			MMAF Equipment Finance
Series 2017-A7 A7 1.065%			Series 2015-AA A5 144A
(LIBOR01M + 0.36%) 4/15/25 •	10,490,000	9,936,882	2.49% 2/19/36 #	1,140,207	1,136,804
Series 2018-A2 A2 1.035%			Navistar Financial Dealer Note Master
(LIBOR01M + 0.33%) 8/15/25 •	9,375,000	9,170,840	Owner Trust II
Series 2018-A3 A3 0.935%			Series 2018-1 A 144A 1.577%
(LIBOR01M + 0.23%) 12/15/23 •	6,920,000	6,835,027	(LIBOR01M + 0.63%, Floor 0.63%)
Enterprise Fleet Financing			9/25/23 #•	600,000	581,986
Series 2017-2 A2 144A			Nissan Master Owner Trust Receivables
1.97% 1/20/23 #	1,022,458	1,021,470	Series 2019-A A 1.265% (LIBOR01M +
Ford Credit Auto Lease Trust			0.56%) 2/15/24 •	5,000,000	4,800,783
Series 2019-B A2A 2.28% 2/15/22	5,427,841	5,430,381	Series 2017-B A 1.135% (LIBOR01M +
Ford Credit Auto Owner Trust			0.43%) 4/18/22 •	2,170,000	2,154,734
Series 2017-A A3 1.67% 6/15/21	561,747	561,556	Series 2017-C A 1.025% (LIBOR01M +
Series 2017-C A3 2.01% 3/15/22	1,321,372	1,321,612	0.32%) 10/17/22 •	3,720,000	3,654,484
Ford Credit Floorplan Master Owner			PFS Financing
Trust A			Series 2018-C A 144A 1.185%
Series 2017-1 A2 1.125% (LIBOR01M			(LIBOR01M + 0.48%) 4/15/22 #•	2,900,000	2,884,506
+ 0.42%) 5/15/22 •	425,000	423,729	Series 2018-E A 144A 1.155%
Series 2017-2 A2 1.055% (LIBOR01M			(LIBOR01M + 0.45%) 10/17/22 #•	3,090,000	2,978,735
+ 0.35%) 9/15/22 •	17,200,000	16,912,691	Popular ABS Mortgage Pass Through
Series 2018-1 A2 0.985% (LIBOR01M			Trust
+ 0.28%) 5/15/23 •	1,725,000	1,677,719	Series 2006-C A4 1.197% (LIBOR01M
Great American Auto Leasing			+ 0.25%, Cap 14.00%, Floor 0.25%)
Series 2019-1 A2 144A			7/25/36 ⯁ •	368,254	362,464
2.97% 6/15/21 #	3,142,692	3,138,928	Tesla Auto Lease Trust
Harley-Davidson Motorcycle Trust			Series 2018-B A 144A
Series 2020-A A2A 1.83% 1/17/23	3,150,000	3,127,366	3.71% 8/20/21 #	3,211,489	3,225,970
HOA Funding			Series 2019-A A2 144A
Series 2014-1A A2 144A			2.13% 4/20/22 #	4,150,000	4,156,174
4.846% 8/20/44 #	324,850	309,832

NQ-VIP-862 [3/20] 5/20 (1179344) Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Collateralized Mortgage
Securities (continued)			Obligations (continued)
Towd Point Mortgage Trust			Sequoia Mortgage Trust
Series 2015-5 A1B 144A			Series 2017-4 A1 144A
2.75% 5/25/55 #•	299,847	$297,386	3.50% 7/25/47 #•	362,746	$368,305
Series 2015-6 A1B 144A			Total Non-Agency Collateralized
2.75% 4/25/55 #•	380,579	377,721	Mortgage Obligations
Toyota Auto Receivables Owner Trust			(cost $1,559,854)		1,551,837
Series 2018-C A2B 0.825%
(LIBOR01M + 0.12%) 8/16/21 •	680,245	679,532	Non-Agency Commercial
Trafigura Securitisation Finance			Mortgage-Backed Security - 0.03%
Series 2017-1A A1 144A 1.555%			LB-UBS Commercial Mortgage Trust
(LIBOR01M + 0.85%) 12/15/20 #•	7,415,000	7,359,024	Series 2006-C6 AJ 5.452% 9/15/39 •	662,457	387,471
Series 2018-1A A1 144A 1.435%			Total Non-Agency Commercial
(LIBOR01M + 0.73%) 3/15/22 #•	250,000	248,980	Mortgage-Backed Security
Verizon Owner Trust			(cost $702,496)		387,471
Series 2017-1A A 144A
2.06% 9/20/21 #	337,765	337,751	Supranational Bank - 0.79%
Series 2017-3A A1A 144A			Inter-American Development Bank
2.06% 4/20/22 #	3,058,639	3,058,621	1.005% (LIBOR01M + 0.00%)
Series 2017-3A A1B 144A 1.043%			10/9/20 •	10,530,000	10,523,177
(LIBOR01M + 0.27%) 4/20/22 #•	5,008,521	4,988,739	Total Supranational Bank
Series 2019-B A1B 1.223%			(cost $10,517,860)		10,523,177
(LIBOR01M + 0.45%) 12/20/23 •	1,500,000	1,474,185	US Treasury Obligations - 27.19%
Volkswagen Auto Loan Enhanced Trust			US Treasury Floating Rate Notes
Series 2018-1 A2B 0.953%			0.239% (USBMMY03M + 0.154%)
(LIBOR01M + 0.18%) 7/20/21 •	176,938	176,542	1/31/22 •	76,105,000	76,110,647
Volvo Financial Equipment Master Owner			US Treasury Notes
Trust			0.50% 3/31/25	55,505,000	55,861,664
Series 2017-A A 144A 1.205%			1.125% 2/28/25	43,750,000	45,390,625
(LIBOR01M + 0.50%) 11/15/22 #•	15,000,000	14,494,833	1.375% 1/31/25	42,830,000	44,881,154
Wheels SPV 2			1.50% 2/15/30	40,060,000	43,192,035
Series 2018-1A A2 144A			1.625% 12/31/21	23,090,000	23,656,878
3.06% 4/20/27 #	1,417,138	1,415,938	1.75% 11/15/29	34,990,000	38,469,864
Total Non-Agency Asset-Backed			1.75% 12/31/24	30,525,000	32,510,319
Securities			2.25% 3/31/21	320,000	326,731
(cost $279,486,239)		275,050,111	Total US Treasury Obligations
			(cost $353,168,284)		360,399,917
Non-Agency Collateralized Mortgage				Number of
Obligations - 0.12%				shares
Galton Funding Mortgage Trust
Series 2018-1 A43 144A			Preferred Stock - 0.18%
3.50% 11/25/57 #•	291,900	289,010	Morgan Stanley 5.55% µ	2,500,000	2,199,425
JPMorgan Mortgage Trust			USB Realty 144A 2.978% (LIBOR03M +
Series 2014-IVR6 2A4 144A			1.147%)#•	200,000	150,349
2.50% 7/25/44 #•	650,000	627,889	Total Preferred Stock
Sequoia Mortgage Trust			(cost $2,655,000)		2,349,774
Series 2014-2 A4 144A
3.50% 7/25/44 #•	263,908	266,633

NQ-VIP-862 [3/20] 5/20 (1179344) Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Short-Term Investments - 5.47%			Short-Term Investments (continued)
Money Market Mutual Funds - 1.34%			Money Market Mutual Funds (continued)
BlackRock FedFund - Institutional			State Street Institutional US Government
Shares (seven-day effective yield			Money Market Fund - Investor Class
0.33%)	3,560,096	3,560,096	(seven-day effective yield 0.24%)	3,560,096	3,560,096
Fidelity Investments Money Market					17,800,480
Government Portfolio - Class I				Principal
(seven-day effective yield 0.30%)	3,560,096	3,560,096		amount°
GS Financial Square Government			US Treasury Obligation - 4.13% `
Fund - Institutional Shares (seven-day			US Treasury Bill 1.50% 7/15/20	54,470,000	54,683,838
effective yield 0.34%)	3,560,096	3,560,096			54,683,838
Morgan Stanley Government			Total Short-Term Investments
Portfolio - Institutional Share Class			(cost $72,276,441)		72,484,318
(seven-day effective yield 0.22%)	3,560,096	3,560,096

Total Value of Securities - 98.93%
(cost $1,323,764,621)					1,311,398,080
Receivables and Other Assets Net of Liabilities - 1.07%					14,170,712
Net Assets Applicable to 137,152,182 Shares Outstanding - 100.00%					$1,325,568,792

#   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $160,414,821, which represents 12.10% of the Fund’s net assets.
⯁ PassThroughAgreement. Securityrepresentsthecontractualrighttoreceiveaproportionateamountofunderlyingpaymentsduetothecounterpartypursuanttovariousagreements
related to the rescheduling of obligations and the exchange of certain notes.
`   The rate shown is the effective yield at the time of purchase.
°  Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ  Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
y  No contractual maturity date.
•  Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ARM - Adjustable Rate Mortgage
BA - Bank of America
FDIC - Federal Deposit Insurance Corporation
FREMF - Freddie Mac Multifamily
GNMA - Government National Mortgage Association
GS - Goldman Sachs
ICE - Intercontinental Exchange
LB - Lehman Brothers
LIBOR - London interbank offered rate
LIBOR01M - ICE LIBOR USD 12 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
LIBOR12M - ICE LIBOR USD 1 Year
NCUA - National Credit Union Administration
REMIC - Real Estate Mortgage Investment Conduit

NQ-VIP-862 [3/20] 5/20 (1179344) Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):
S.F. - Single Family
USBMMY03M - US Treasury 3 Month Bill Money Market Yield
USD - US Dollar
yr-Year

NQ-VIP-862 [3/20] 5/20 (1179344) Limited-Term Diversified Income Series-7